ALPS | O’Shares U.S. Quality Dividend ETF

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.75%)
Aerospace & Defense (2.02%)
General Dynamics Corp.	9,942	$2,109,394
L3Harris Technologies, Inc.	4,598	955,602
Lockheed Martin Corp.	14,384	5,556,396
Northrop Grumman Corp.	9,890	4,651,465
Total Aerospace & Defense		13,272,857

Air Freight & Logistics (2.46%)
CH Robinson Worldwide, Inc.	7,978	768,361
Expeditors International of Washington, Inc.	15,373	1,357,590
United Parcel Service, Inc., Class B	86,961	14,047,680
Total Air Freight & Logistics		16,173,631

Beverages (2.87%)
Brown-Forman Corp., Class B	13,462	896,165
Coca-Cola Co.	163,139	9,139,047
PepsiCo, Inc.	53,966	8,810,489
Total Beverages		18,845,701

Biotechnology (2.99%)
AbbVie, Inc.	66,625	8,941,742
Amgen, Inc.	35,636	8,032,354
Gilead Sciences, Inc.	42,293	2,609,055
Total Biotechnology		19,583,151

Building Products (0.17%)
Trane Technologies PLC	7,591	1,099,253

Capital Markets (10.81%)
BlackRock, Inc.	8,265	4,548,064
Blackstone, Inc.	80,091	6,703,617
Moody's Corp.	22,462	5,460,737
MSCI, Inc.	10,208	4,305,632
S&P Global, Inc.	84,721	25,869,557
T Rowe Price Group, Inc.	228,368	23,980,924
Total Capital Markets		70,868,531

Commercial Services & Supplies (0.48%)
Cintas Corp.	3,040	1,180,098
Waste Management, Inc.	12,198	1,954,241
Total Commercial Services & Supplies		3,134,339

Communications Equipment (2.45%)
Cisco Systems, Inc.	378,163	15,126,520
Motorola Solutions, Inc.	4,316	966,655
Total Communications Equipment		16,093,175

Diversified Telecommunication Services (2.74%)
AT&T, Inc.	250,690	3,845,585
Security Description	Shares	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	372,515	$14,144,394
Total Diversified Telecommunication Services		17,989,979

Electrical Equipment (0.38%)
Eaton Corp. PLC	7,380	984,197
Emerson Electric Co.	20,687	1,514,702
Total Electrical Equipment		2,498,899

Electronic Equipment, Instruments & Components (0.56%)
Amphenol Corp., Class A	19,800	1,325,808
Corning, Inc.	17,950	520,909
TE Connectivity, Ltd.	16,324	1,801,517
Total Electronic Equipment, Instruments & Components		3,648,234

Food & Staples Retailing (1.35%)
Costco Wholesale Corp.	9,628	4,547,015
Walmart, Inc.	33,247	4,312,136
Total Food & Staples Retailing		8,859,151

Food Products (0.97%)
Archer-Daniels-Midland Co.	9,058	728,716
General Mills, Inc.	15,310	1,172,899
Hershey Co.	7,035	1,551,006
Mondelez International, Inc., Class A	37,431	2,052,342
Tyson Foods, Inc., Class A	12,664	834,938
Total Food Products		6,339,901

Health Care Equipment & Supplies (2.00%)
Abbott Laboratories	105,864	10,243,400
Medtronic PLC	35,386	2,857,420
Total Health Care Equipment & Supplies		13,100,820

Health Care Providers & Services (1.78%)
CVS Health Corp.	5,684	542,083
Elevance Health, Inc.	1,396	634,119
Quest Diagnostics, Inc.	5,076	622,774
UnitedHealth Group, Inc.	19,522	9,859,391
Total Health Care Providers & Services		11,658,367

Hotels, Restaurants & Leisure (6.15%)
McDonald's Corp.	88,381	20,393,031
Starbucks Corp.	181,187	15,266,817
Yum! Brands, Inc.	44,126	4,692,359
Total Hotels, Restaurants & Leisure		40,352,207

Household Durables (0.34%)
Garmin, Ltd.	27,749	2,228,522

Household Products (3.46%)
Colgate-Palmolive Co.	37,924	2,664,161
Kimberly-Clark Corp.	12,391	1,394,483

Security Description	Shares	Value
Household Products (continued)
Procter & Gamble Co.	147,245	$18,589,682
Total Household Products		22,648,326

Industrial Conglomerates (1.69%)
3M Co.	39,177	4,329,059
Honeywell International, Inc.	40,287	6,726,720
Total Industrial Conglomerates		11,055,779

Insurance (4.40%)
Chubb, Ltd.	20,954	3,811,114
Marsh & McLennan Cos., Inc.	167,943	25,072,210
Total Insurance		28,883,324

IT Services (5.22%)
Accenture PLC, Class A	43,218	11,119,991
Automatic Data Processing, Inc.	10,575	2,391,959
Cognizant Technology Solutions Corp., Class A	45,653	2,622,308
International Business Machines Corp.	8,784	1,043,627
Mastercard, Inc., Class A	11,488	3,266,498
Paychex, Inc.	18,752	2,104,162
Visa, Inc., Class A	65,987	11,722,591
Total IT Services		34,271,136

Life Sciences Tools & Services (0.28%)
Agilent Technologies, Inc.	4,634	563,263
Danaher Corp.	2,992	772,803
Thermo Fisher Scientific, Inc.	966	489,946
Total Life Sciences Tools & Services		1,826,012

Machinery (1.44%)
Caterpillar, Inc.	7,878	1,292,622
Cummins, Inc.	6,811	1,386,107
Illinois Tool Works, Inc.	30,721	5,549,748
Otis Worldwide Corp.	19,146	1,221,515
Total Machinery		9,449,992

Media (2.22%)
Comcast Corp., Class A	496,296	14,556,362

Multiline Retail (0.83%)
Dollar General Corp.	11,432	2,742,080
Target Corp.	18,062	2,680,220
Total Multiline Retail		5,422,300

Personal Products (0.09%)
Estee Lauder Cos., Inc., Class A	2,853	615,963

Pharmaceuticals (14.10%)
Bristol-Myers Squibb Co.	66,612	4,735,447
Eli Lilly & Co.	20,236	6,543,311
Johnson & Johnson	182,671	29,841,134
Merck & Co., Inc.	265,883	22,897,844
Pfizer, Inc.	614,947	26,910,081
Zoetis, Inc.	11,124	1,649,578
Total Pharmaceuticals		92,577,395

Security Description	Shares	Value
Professional Services (0.11%)
Verisk Analytics, Inc.	4,288	$731,233

Road & Rail (1.66%)
CSX Corp.	56,178	1,496,582
Norfolk Southern Corp.	9,245	1,938,214
Union Pacific Corp.	38,256	7,453,034
Total Road & Rail		10,887,830

Semiconductors & Semiconductor Equipment (4.38%)
Analog Devices, Inc.	15,368	2,141,377
Broadcom, Inc.	5,536	2,458,039
Intel Corp.	118,571	3,055,575
QUALCOMM, Inc.	8,052	909,715
Texas Instruments, Inc.	130,494	20,197,861
Total Semiconductors & Semiconductor Equipment		28,762,567

Software (5.27%)
Microsoft Corp.	139,911	32,585,272
Oracle Corp.	32,111	1,961,019
Total Software		34,546,291

Specialty Retail (8.37%)
Home Depot, Inc.	120,580	33,272,846
Lowe's Cos., Inc.	61,396	11,530,783
TJX Cos., Inc.	118,029	7,331,961
Tractor Supply Co.	14,958	2,780,393
Total Specialty Retail		54,915,983

Technology Hardware, Storage & Peripherals (3.81%)
Apple, Inc.	175,194	24,211,811
HP, Inc.	30,114	750,441
Total Technology Hardware, Storage & Peripherals		24,962,252

Textiles, Apparel & Luxury Goods (0.45%)
NIKE, Inc., Class B	35,803	2,975,945

Tobacco (0.99%)
Altria Group, Inc.	30,313	1,224,039
Philip Morris International, Inc.	63,340	5,257,853
Total Tobacco		6,481,892

Trading Companies & Distributors (0.46%)
Fastenal Co.	64,937	2,989,699

TOTAL COMMON STOCKS
(Cost $666,536,668)		654,306,999

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.37%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.94%	2,412,028	$2,412,028

TOTAL SHORT TERM INVESTMENTS
(Cost $2,412,028)			2,412,028

TOTAL INVESTMENTS (100.12%)
(Cost $668,948,696)			$656,719,027
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.12%)			(779,927)
NET ASSETS - 100.00%			$655,939,100

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (102.05%)
Air Freight & Logistics (0.41%)
Forward Air Corp.	6,520	$588,495

Auto Components (2.89%)
BorgWarner, Inc.	27,516	864,002
Gentex Corp.	121,045	2,885,713
Lear Corp.	3,606	431,602
Total Auto Components		4,181,317

Beverages (0.33%)
Molson Coors Beverage Co., Class B	10,030	481,340

Building Products (2.64%)
A O Smith Corp.	57,279	2,782,614
Simpson Manufacturing Co., Inc.	6,476	507,718
UFP Industries, Inc.	7,380	532,541
Total Building Products		3,822,873

Capital Markets (11.71%)
Artisan Partners Asset Management, Inc., Class A	33,541	903,259
Cohen & Steers, Inc.	19,357	1,212,329
Diamond Hill Investment Group, Inc.	4,460	735,900
Evercore, Inc., Class A	17,378	1,429,341
GCM Grosvenor, Inc.	156,300	1,233,207
Hamilton Lane, Inc., Class A	12,544	747,748
Houlihan Lokey, Inc.	41,758	3,147,717
Invesco, Ltd.	37,730	516,901
Lazard, Ltd., Class A	54,311	1,728,719
Moelis & Co., Class A	52,202	1,764,950
Morningstar, Inc.	3,337	708,512
SEI Investments Co.	58,134	2,851,472
Total Capital Markets		16,980,055

Commercial Services & Supplies (1.20%)
Ennis, Inc.	37,630	757,492
Tetra Tech, Inc.	7,670	985,825
Total Commercial Services & Supplies		1,743,317

Communications Equipment (2.05%)
Juniper Networks, Inc.	113,487	2,964,280

Consumer Finance (0.51%)
FirstCash Holdings, Inc.	10,040	736,434

Diversified Consumer Services (2.44%)
H&R Block, Inc.	28,960	1,231,958
Service Corp. International	39,956	2,307,060
Total Diversified Consumer Services		3,539,018
Security Description	Shares	Value
Diversified Telecommunication Services (0.46%)
Cogent Communications Holdings, Inc.	12,740	$664,518

Electric Utilities (2.06%)
ALLETE, Inc.	3,555	177,928
IDACORP, Inc.	3,249	321,683
MGE Energy, Inc.	2,485	163,091
NRG Energy, Inc.	19,974	764,404
OGE Energy Corp.	20,873	761,030
Otter Tail Corp.	4,455	274,072
Pinnacle West Capital Corp.	5,231	337,452
Portland General Electric Co.	4,340	188,616
Total Electric Utilities		2,988,276

Electronic Equipment, Instruments & Components (5.00%)
Avnet, Inc.	70,176	2,534,757
Littelfuse, Inc.	6,035	1,199,094
National Instruments Corp.	68,494	2,584,964
Vishay Intertechnology, Inc.	51,758	920,775
Total Electronic Equipment, Instruments & Components		7,239,590

Food & Staples Retailing (0.44%)
Casey's General Stores, Inc.	2,139	433,190
Weis Markets, Inc.	2,844	202,607
Total Food & Staples Retailing		635,797

Food Products (4.17%)
Cal-Maine Foods, Inc.	13,820	768,254
Flowers Foods, Inc.	72,116	1,780,543
Ingredion, Inc.	21,495	1,730,776
J & J Snack Foods Corp.	2,463	318,885
Lamb Weston Holdings, Inc.	4,152	321,282
Lancaster Colony Corp.	6,028	905,888
Tootsie Roll Industries, Inc.	6,781	225,672
Total Food Products		6,051,300

Gas Utilities (1.51%)
Chesapeake Utilities Corp.	720	83,081
National Fuel Gas Co.	11,896	732,199
New Jersey Resources Corp.	3,993	154,529
Spire, Inc.	2,456	153,082
UGI Corp.	32,979	1,066,211
Total Gas Utilities		2,189,102

Health Care Equipment & Supplies (1.44%)
DENTSPLY SIRONA, Inc.	73,590	2,086,277

Health Care Providers & Services (5.32%)
Encompass Health Corp.	63,511	2,872,603
National HealthCare Corp.	26,916	1,704,859
Premier, Inc., Class A	92,346	3,134,223
Total Health Care Providers & Services		7,711,685

Hotels, Restaurants & Leisure (3.60%)
Choice Hotels International, Inc.	6,550	717,356

Security Description	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store, Inc.(a)	4,390	$406,426
Texas Roadhouse, Inc.	14,150	1,234,729
Vail Resorts, Inc.	11,320	2,441,045
Wyndham Hotels & Resorts, Inc.	6,810	417,794
Total Hotels, Restaurants & Leisure		5,217,350

Household Durables (1.39%)
Leggett & Platt, Inc.	32,666	1,085,164
Whirlpool Corp.	6,896	929,650
Total Household Durables		2,014,814

Household Products (0.60%)
Reynolds Consumer Products, Inc.	19,210	499,652
WD-40 Co.	2,094	368,000
Total Household Products		867,652

Independent Power and Renewable Electricity Producers (0.16%)
Clearway Energy, Inc.	7,200	229,320

Insurance (7.51%)
Erie Indemnity Co., Class A	14,478	3,218,605
First American Financial Corp.	60,810	2,803,341
Old Republic International Corp.	146,673	3,069,866
RLI Corp.	9,066	928,177
Stewart Information Services Corp.	19,799	864,028
Total Insurance		10,884,017

IT Services (10.33%)
Amdocs, Ltd.	38,903	3,090,843
CSG Systems International, Inc.	18,083	956,229
Genpact, Ltd.	58,051	2,540,892
Jack Henry & Associates, Inc.	16,491	3,005,815
Maximus, Inc.	41,667	2,411,269
Western Union Co.	221,043	2,984,081
Total IT Services		14,989,129

Leisure Products (0.83%)
Brunswick Corp.	6,420	420,189
Sturm Ruger & Co., Inc.	15,530	788,769
Total Leisure Products		1,208,958

Machinery (11.36%)
Crane Holdings Co.	14,060	1,230,812
Donaldson Co., Inc.	60,500	2,965,105
Franklin Electric Co., Inc.	11,071	904,611
Graco, Inc.	49,684	2,978,556
ITT, Inc.	15,081	985,393
Lincoln Electric Holdings, Inc.	23,493	2,953,540
Mueller Industries, Inc.	9,920	589,645
Snap-on, Inc.	14,643	2,948,368
Security Description	Shares	Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	7,210	$906,513
Total Machinery		16,462,543

Media (3.61%)
Cable One, Inc.	415	354,016
Interpublic Group of Cos., Inc.	107,979	2,764,263
John Wiley & Sons, Inc., Class A	14,145	531,286
New York Times Co., Class A	15,602	448,558
News Corp., Class A	46,277	699,245
TEGNA, Inc.	20,950	433,246
Total Media		5,230,614

Multi-Utilities (0.62%)
Avista Corp.	2,830	104,852
Black Hills Corp.	2,249	152,325
NiSource, Inc.	20,020	504,303
NorthWestern Corp.	2,830	139,462
Total Multi-Utilities		900,942

Pharmaceuticals (1.79%)
Organon & Co.	110,900	2,595,060

Professional Services (3.12%)
Exponent, Inc.	15,216	1,333,987
Robert Half International, Inc.	41,702	3,190,203
Total Professional Services		4,524,190

Road & Rail (2.02%)
Landstar System, Inc.	10,856	1,567,281
Schneider National, Inc., Class B	67,204	1,364,241
Total Road & Rail		2,931,522

Semiconductors & Semiconductor Equipment (0.70%)
Power Integrations, Inc.	15,688	1,009,052

Software (4.63%)
Citrix Systems, Inc.	30,100	3,127,390
Dolby Laboratories, Inc., Class A	44,040	2,869,206
InterDigital, Inc.	17,580	710,584
Total Software		6,707,180

Textiles, Apparel & Luxury Goods (2.05%)
Carter's, Inc.	15,118	990,682
Columbia Sportswear Co.	12,476	839,635
Ralph Lauren Corp.	7,670	651,413
Steven Madden, Ltd.	18,470	492,595
Total Textiles, Apparel & Luxury Goods		2,974,325

Thrifts & Mortgage Finance (0.81%)
Essent Group, Ltd.	13,580	473,535
Radian Group, Inc.	36,290	700,034
Total Thrifts & Mortgage Finance		1,173,569

Security Description	Shares	Value
Trading Companies & Distributors (2.03%)
Watsco, Inc.	11,400	$2,935,044

Water Utilities (0.31%)
American States Water Co.	2,040	159,018
Essential Utilities, Inc.	6,933	286,888
Total Water Utilities		445,906

TOTAL COMMON STOCKS
(Cost $154,720,688)		147,904,861

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.48%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.94%	696,736	696,736

TOTAL SHORT TERM INVESTMENTS
(Cost $696,736)			696,736

TOTAL INVESTMENTS (102.53%)
(Cost $155,417,424)			$148,601,597
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.53%)			(3,669,743)
NET ASSETS - 100.00%			$144,931,854

See Notes to Quarterly Schedule of Investments.

ALPS | O’Shares Global Internet Giants ETF

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.02%)
Entertainment (8.50%)
Activision Blizzard, Inc.	16,267	$1,209,289
Bilibili, Inc., ADR(a)	99,767	1,528,430
Electronic Arts, Inc.	6,195	716,823
Live Nation Entertainment, Inc.(a)	18,349	1,395,258
NetEase, Inc.	43,268	653,183
Netflix, Inc.(a)	4,181	984,375
Nexon Co., Ltd.	42,000	740,579
ROBLOX Corp., Class A(a)	49,407	1,770,747
Roku, Inc.(a)	18,425	1,039,170
Sea, Ltd., ADR(a)	31,366	1,758,064
Spotify Technology SA(a)	7,316	631,371
Take-Two Interactive Software, Inc.(a)	23,817	2,596,053
Total Entertainment		15,023,342

Interactive Media & Services (13.50%)
Alphabet, Inc., Class A(a)	100,100	9,574,565
Baidu, Inc., Sponsored ADR(a)	5,846	686,847
Kanzhun, Ltd., ADR(a)	111,783	1,886,897
Kuaishou Technology(a)(b)(c)	163,100	1,058,639
Match Group, Inc.(a)	11,734	560,299
Meta Platforms, Inc., Class A(a)	17,491	2,373,179
Pinterest, Inc., Class A(a)	46,943	1,093,772
Snap, Inc., Class A(a)	98,487	967,142
Tencent Holdings, Ltd.	64,017	2,172,597
Twitter, Inc.(a)	22,305	977,851
ZoomInfo Technologies, Inc.(a)	59,673	2,485,977
Total Interactive Media & Services		23,837,765

Internet & Direct Marketing Retail (16.55%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	20,044	1,603,320
Allegro.eu SA(a)(b)(c)	416,468	1,810,164
Amazon.com, Inc.(a)	91,475	10,336,675
Chewy, Inc., Class A(a)	23,802	731,197
Delivery Hero SE(a)(b)(c)	50,391	1,873,686
DoorDash, Inc., Class A(a)	33,791	1,670,965
Etsy, Inc.(a)	7,719	772,903
JD.com, Inc., Class A	56,846	1,438,232
Meituan, Class B(a)(b)(c)	186,866	3,942,215
MercadoLibre, Inc., Sponsored ADR(a)	3,191	2,641,446
Pinduoduo, Inc., ADR(a)	38,663	2,419,531
Total Internet & Direct Marketing Retail		29,240,334

IT Services (9.49%)
Cloudflare, Inc., Class A(a)	44,221	2,445,864
DigitalOcean Holdings, Inc.(a)	52,944	1,914,984
MongoDB, Inc.(a)	9,643	1,914,714
Okta, Inc.(a)	36,435	2,072,058
Shopify, Inc., Class A(a)	75,661	2,038,307
Snowflake, Inc., Class A(a)	21,127	3,590,746
Security Description	Shares	Value
IT Services (continued)
Twilio, Inc., Class A(a)	32,372	$2,238,200
VeriSign, Inc.(a)	3,152	547,502
Total IT Services		16,762,375

Software (51.98%)
Adobe, Inc.(a)	6,550	1,802,560
AppLovin Corp., Class A(a)	44,519	867,675
Asana, Inc., Class A(a)	101,935	2,266,015
Atlassian Corp. PLC, Class A(a)	14,097	2,968,688
Avalara, Inc.(a)	17,246	1,583,183
Bill.com Holdings, Inc.(a)	17,219	2,279,279
Ceridian HCM Holding, Inc.(a)	20,309	1,134,867
Confluent, Inc., Class A(a)	92,180	2,191,119
Crowdstrike Holdings, Inc., Class A(a)	18,404	3,033,164
Datadog, Inc., Class A(a)	31,691	2,813,528
DocuSign, Inc.(a)	16,267	869,796
Dynatrace, Inc.(a)	42,130	1,466,545
Elastic NV(a)	25,161	1,805,050
Five9, Inc.(a)	19,846	1,488,053
Fortinet, Inc.(a)	46,401	2,279,681
Gitlab, Inc., Class A(a)	46,838	2,399,042
HashiCorp, Inc., Class A(a)	71,348	2,296,692
HubSpot, Inc.(a)	6,465	1,746,326
Intuit, Inc.	4,352	1,685,617
Kingdee International Software Group Co., Ltd.(a)	1,042,215	1,364,898
Microsoft Corp.	45,967	10,705,715
Monday.com, Ltd.(a)	19,495	2,209,563
Nice, Ltd., ADR	4,085	768,960
Oracle Corp.	28,874	1,763,335
Palantir Technologies, Inc., Class A(a)	253,895	2,064,166
Palo Alto Networks, Inc.(a)	13,192	2,160,718
Paycom Software, Inc.(a)	5,470	1,805,045
Paylocity Holding Corp.(a)	7,938	1,917,662
Qualtrics International, Inc., Class A(a)	131,621	1,339,902
Salesforce, Inc.(a)	14,606	2,100,927
Samsara, Inc., Class A(a)	185,661	2,240,928
SAP SE	7,031	579,646
SentinelOne, Inc., Class A(a)	96,247	2,460,073
ServiceNow, Inc.(a)	7,187	2,713,883
Smartsheet, Inc., Class A(a)	63,554	2,183,715
Splunk, Inc.(a)	18,411	1,384,507
Trade Desk, Inc., Class A(a)	39,171	2,340,467
Tyler Technologies, Inc.(a)	1,598	555,305
UiPath, Inc., Class A(a)	161,058	2,030,941
Unity Software, Inc.(a)	53,456	1,703,108
VMware, Inc., Class A	5,389	573,713
Workday, Inc., Class A(a)	10,716	1,631,190
Xero, Ltd.(a)	25,603	1,203,874
Zendesk, Inc.(a)	18,218	1,386,390
Zoom Video Communications, Inc., Class A(a)	7,744	569,881

Security Description	Shares	Value
Software (continued)
Zscaler, Inc.(a)	18,865	$3,100,841
Total Software		91,836,233

TOTAL COMMON STOCKS
(Cost $268,821,298)		176,700,049

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.02%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.94%	41,206	41,206

TOTAL SHORT TERM INVESTMENTS
(Cost $41,206)			41,206

TOTAL INVESTMENTS (100.04%)
(Cost $268,862,504)			$176,741,255
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.04%)			(77,225)
NET ASSETS - 100.00%			$176,664,030

(a)	Non-income producing security.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $8,684,704, representing 4.92% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of September 30, 2022, the market value of those securities was $8,684,704 representing 4.92% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS | O'Shares Europe Quality Dividend ETF

Schedule of Investments

As of September 30, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.38%)
Air Freight & Logistics (1.99%)
Deutsche Post AG	21,119	$644,006

Auto Components (1.14%)
Cie Generale des Etablissements Michelin SCA	16,272	369,260

Automobiles (3.55%)
Bayerische Motoren Werke AG	11,588	794,861
Stellantis NV	29,520	355,041
Total Automobiles		1,149,902

Beverages (3.39%)
Carlsberg A/s	2,033	239,517
Diageo PLC	13,592	576,312
Heineken NV	1,666	146,720
Pernod Ricard SA	732	135,480
Total Beverages		1,098,029

Building Products (2.39%)
Assa Abloy AB, Class B	28,106	531,088
Geberit AG	560	242,627
Total Building Products		773,715

Capital Markets (4.84%)
3i Group PLC	64,646	788,929
Partners Group Holding AG	953	777,119
Total Capital Markets		1,566,048

Communications Equipment (2.47%)
Telefonaktiebolaget LM Ericsson	135,936	802,192

Diversified Telecommunication Services (1.59%)
Elisa Oyj	11,374	516,666

Electric Utilities (4.68%)
Iberdrola SA	85,030	798,500
SSE PLC	42,154	718,946
Total Electric Utilities		1,517,446

Electrical Equipment (6.20%)
ABB, Ltd.	24,961	652,674
Legrand SA	4,853	317,046
Schneider Electric SE	9,084	1,041,086
Total Electrical Equipment		2,010,806

Electronic Equipment, Instruments & Components (2.29%)
Hexagon AB, Class B	78,620	741,735

Security Description	Shares	Value
Food & Staples Retailing (1.00%)
Koninklijke Ahold Delhaize NV	12,624	$323,345

Food Products (5.33%)
Chocoladefabriken Lindt & Spruengli AG	6	58,133
Nestle SA	15,377	1,668,764
Total Food Products		1,726,897

Health Care Equipment & Supplies (0.31%)
Coloplast A/S, Class B	979	100,113

Household Products (1.67%)
Reckitt Benckiser Group PLC	8,098	540,337

Insurance (0.70%)
Zurich Insurance Group AG	569	227,785

Machinery (3.94%)
Atlas Copco AB	60,038	566,965
Kone Oyj, Class B	14,956	580,586
Schindler Holding AG	798	125,074
Total Machinery		1,272,625

Marine (2.75%)
A P Moller-Maersk A/S(a)	211	385,621
Kuehne + Nagel International AG	2,475	506,689
Total Marine		892,310

Multi-Utilities (1.80%)
E.ON SE	75,174	581,730

Personal Products (4.76%)
L'Oreal SA	2,007	649,586
Unilever PLC	20,139	892,473
Total Personal Products		1,542,059

Pharmaceuticals (16.25%)
GSK PLC	9,411	137,211
Merck KGaA	1,407	230,005
Novartis AG	21,487	1,644,788
Novo Nordisk A/S, Class B	14,402	1,445,421
Roche Holding AG	4,662	1,528,250
Sanofi	3,632	279,067
Total Pharmaceuticals		5,264,742

Professional Services (7.07%)
Experian PLC	15,078	447,986
RELX PLC	32,664	803,088
SGS SA	60	129,219
Wolters Kluwer NV	9,296	910,322
Total Professional Services		2,290,615

Semiconductors & Semiconductor Equipment (4.77%)
ASML Holding NV	3,637	1,545,536

Security Description	Shares	Value
Software (5.13%)
SAP SE	20,156	$1,661,690

Textiles, Apparel & Luxury Goods (9.05%)
Hermes International	405	483,050
Kering SA	1,846	829,593
LVMH Moet Hennessy Louis Vuitton SE	2,709	1,620,579
Total Textiles, Apparel & Luxury Goods		2,933,222

Tobacco (0.32%)
British American Tobacco PLC	2,896	104,329

TOTAL COMMON STOCKS
(Cost $40,966,659)		32,197,140

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.14%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	2.94%	45,284	45,284

TOTAL SHORT TERM INVESTMENTS
(Cost $45,284)			45,284

TOTAL INVESTMENTS (99.52%)
(Cost $41,011,943)			$32,242,424
OTHER ASSETS IN EXCESS OF LIABILITIES (0.48%)			155,699
NET ASSETS - 100.00%			$32,398,123

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

September 30, 2022 (Unaudited)

1. Portfolio Valuation

Each Fund’s shares are listed on the Cboe BZX Exchange, Inc. (the “Cboe BZX”). Each Fund’s Net Asset Value (“NAV”) is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the last quoted sale price in such market.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board designated ALPS Advisors, Inc. (the “Adviser”) as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determinations relating to all Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a preestablished primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States.

Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at September 30, 2022:

ALPS | O’Shares U.S. Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$654,306,999	$–	$–	$654,306,999
Short Term Investments	2,412,028	–	–	2,412,028
Total	$656,719,027	$–	$–	$656,719,027

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$147,904,861	$–	$–	$147,904,861
Short Term Investments	696,736	–	–	696,736
Total	$148,601,597	$–	$–	$148,601,597

ALPS | O’Shares Global Internet Giants ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$176,700,049	$–	$–	$176,700,049
Short Term Investments	41,206	–	–	41,206
Total	$176,741,255	$–	$–	$176,741,255

ALPS | O’Shares Europe Quality Dividend ETF
Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$32,197,140	$–	$–	$32,197,140
Short Term Investments	45,284	–	–	45,284
Total	$32,242,424	$–	$–	$32,242,424

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the period ended September 30, 2022.

3. Lending of Portfolio Securities

Effective June 20, 2022, the Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. Each Fund may lend its portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. The Funds' securities held at SSB as custodian shall be available to be lent except those securities the Funds or ALPS Advisors, Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with the Funds collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and cash equivalents (including irrevocable bank letters of credit) issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. The Funds did not participate in any securities lending during the period ended September 30, 2022.